Prepaid Expenses (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 266,000	$ 206,000	$ 445,000	$ 374,000	$ 1,226,000	$ 1,080,000
Prepaid expenses	47,000		47,000		104,000	44,000
Prepaid inventory	$ 4,000		4,000
Prepaid expenses					104,000
Related Party [Member]
Research and development			$ 43,000		43,000
GRDG Science LLC [Member] | Related Party [Member]
Prepaid expenses includes prepaid inventory					60,000
Research and development					$ 43,000
Prepaid expenses						$ 43,000